Accumulated Other Comprehensive (Loss) Income (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive (Loss) Income
Schedule of other comprehensive income reclassification adjustments

	Three Months Ended March 31, 2013
	Gains and losses on cash flow hedges	Unrealized gains and losses on available-for- sale securities	Total
	(Dollars in thousands)
Balance at December 31, 2012	$(12,931)	$440	$(12,491)
Other comprehensive (loss) income before reclassifications	3,223	284	3,507
Amounts reclassified from AOCI	298	—	298
Income tax effect	(1,243)	(100)	(1,343)

Net increase in other comprehensive (loss) income	2,278	184	2,462
Balance at March 31, 2013	$(10,653)	$624	$(10,029)

	Three Months Ended March 31, 2012
	Gains and losses on cash flow hedges	Unrealized gains and losses on available-for- sale securities	Total
	(Dollars in thousands)
Balance at December 31, 2011	$(19,763)	$127	$(19,636)
Other comprehensive (loss) income before reclassifications	(866)	(8)	(874)
Amounts reclassified from AOCI	305	—	305
Income tax effect	302	2	304

Net (decrease) increase in other comprehensive (loss) income	(259)	(6)	(265)
Balance at March 31, 2012	$(20,022)	$121	$(19,901)

	2012	2011
	(Dollars in thousands)
Cumulative unrealized (loss) gain related to cash flow hedges, net of tax of $7,054 (2012) and $10,642 (2011)	$(12,931)	$(19,764)
Cumulative unrealized gain related to securities available for sale, net of tax of $240 (2012) and $68 (2011)	440	127

Total accumulated other comprehensive (loss) income	$(12,491)	$(19,637)

Schedule of classification and amount of reclassifications from AOCI to the Condensed Consolidated Statement of Income

	Three months ended March 31, 2013	Condensed, Consolidated Statement of Income Classification
	(Dollars in thousands)
Cash flow hedges
Interest rate swap agreements	$(16)	Other expenses
Reclassification of amounts de-designated as hedges recorded in AOCI	(282)	Other expenses

	(298)
Available-for-sale securities
Realized gains and losses on available-for-sale securities	—	Selling, general and administrative

	—
Total reclassifications	$(298)